Group cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Pension deficit payments	£ 2,024	£ 872	£ 274
Acquisitions and disposals of subsidiaries true-up of consideration			20
Net of bank overdrafts	72	29	17
Spectrum [Member]
Statements [Line Items]
Prepayments in respect of acquisition	£ 0	£ 325	£ 0